Pensions Benefit Obligation in Excess of Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 1,165.6	$ 945.9
Fair value of plan assets	858.0	734.3
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	987.9	910.5
Fair value of plan assets	$ 717.8	$ 725.6
Defined Benefit Plan, Measurement Date	December 31